Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Incentive Compensation Clawback Policy

Our Board has approved and adopted a Clawback Policy in compliance with Exchange Act Rule 10D-1 and the NYSE continued listing requirements related to recovery of incentive compensation from the Company’s current and former executive officers under certain circumstances. The Clawback Policy provides that, in the event the Company is required to restate financial results due to material noncompliance with any financial reporting requirement under the securities laws, the Board may adjust future compensation, cancel outstanding awards, seek recoupment of previous awards and take any other remedial and recovery action permitted by law, to recoup all or a portion of any incentive compensation approved, awarded or granted to an executive officer of the Company after the date of adoption of the Clawback Policy and such award, vesting or payment occurred or was received during the three completed fiscal years immediately preceding the date on which the Company is required to prepare the restatement. The Clawback Policy applies when the Compensation Committee has determined that the incentive compensation approved, awarded or granted was predicated upon the achievement of certain financial results that were the subject of the restatement and that a lesser amount of incentive compensation would have been approved, awarded or granted to the executive officer based upon the restated financial results. In each such instance, the Company will seek to recoup the amounts by which an executive officer’s incentive compensation that was awarded, vested or paid during the three-year period referenced above exceeded the amounts that would have been awarded, vested or paid based on the restated financial results.